Distribution Date:	02/11/22	GS Mortgage Securities Corporation II
Determination Date:	02/07/22
Next Distribution Date:	03/11/22
Record Date:	01/31/22	Commercial Mortgage Pass-Through Certificates
Series 2014-GC20

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Leah Nivison	(212) 902-1000	leah.nivison@gs.com; gs-refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
		Master Servicer	KeyBank National Association
Exchangeable Certificate Detail	5
			Andy Lindenman	(913) 317-4372
Additional Information	6
			11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Balances	8		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Current Mortgage Loan and Property Stratification	9-13		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	14-15	Operating Advisor	Trimont Real Estate Advisors, LLC
Mortgage Loan Detail (Part 2)	16-17		Trust Advisor		Trustadvisor@trimontrea.com
Principal Prepayment Detail	18		3500 Lenox Road, Suite G1 | Atlanta, GA 30326 | United States
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	22
		Controlling Class	Prophet Capital Asset Management LP
Specially Serviced Loan Detail - Part 2	23	Representative
Modified Loan Detail	24		-
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	36252WAT5	1.343000%	62,817,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36252WAU2	3.002000%	41,454,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	36252WAV0	3.680000%	176,814,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	36252WAW8	3.721000%	185,000,000.00	69,026,042.54	5,925,258.16	214,038.25	0.00	0.00	6,139,296.41	63,100,784.38	43.72%	30.00%
A-5	36252WAX6	3.998000%	272,417,000.00	272,417,000.00	0.00	907,602.64	0.00	0.00	907,602.64	272,417,000.00	43.72%	30.00%
A-AB	36252WAY4	3.655000%	88,897,000.00	38,330,727.04	4,141,280.41	116,749.01	0.00	0.00	4,258,029.42	34,189,446.63	43.72%	30.00%
A-S	36252WBB3	4.258000%	72,398,000.00	72,398,000.00	0.00	256,892.24	0.00	0.00	256,892.24	72,398,000.00	32.70%	23.88%
B	36252WBC1	4.529000%	78,307,000.00	78,307,000.00	0.00	295,543.67	0.00	0.00	295,543.67	78,307,000.00	20.78%	17.25%
C	36252WBE7	4.955689%	50,235,000.00	50,235,000.00	0.00	207,457.53	0.00	0.00	207,457.53	50,235,000.00	13.13%	13.00%
D	36252WAE8	4.955689%	59,100,000.00	59,100,000.00	0.00	598,453.26	0.00	0.00	598,453.26	59,100,000.00	4.13%	8.00%
E*	36252WAG3	4.455689%	29,550,000.00	29,550,000.00	0.00	551,098.22	0.00	2,393,790.98	551,098.22	27,156,209.02	0.00%	5.50%
F	36252WAJ7	3.674000%	16,252,000.00	16,252,000.00	0.00	0.00	0.00	16,252,000.00	0.00	0.00	0.00%	4.13%
G	36252WAL2	3.674000%	11,820,000.00	11,820,000.00	0.00	0.00	0.00	11,820,000.00	0.00	0.00	0.00%	3.13%
H	36252WAN8	3.674000%	36,938,362.00	36,938,362.00	0.00	0.00	0.00	36,938,362.00	0.00	0.00	0.00%	0.00%
R	36252WAQ1	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,181,999,363.00	734,374,131.58	10,066,538.57	3,147,834.82	0.00	67,404,152.98	13,214,373.39	656,903,440.03

Notional Certificates
X-A	36252WAZ1	0.987421%	899,797,000.00	452,171,769.58	0.00	372,070.05	0.00	0.00	372,070.05	442,105,231.01
X-B	36252WBA5	0.426689%	78,307,000.00	78,307,000.00	0.00	27,843.94	0.00	0.00	27,843.94	78,307,000.00
X-C	36252WAA6	0.500000%	29,550,000.00	29,550,000.00	0.00	12,312.50	0.00	0.00	12,312.50	27,156,209.02
X-D	36252WAC2	1.281689%	65,010,362.00	65,010,362.00	0.00	69,435.88	0.00	0.00	69,435.88	0.00
Notional SubTotal			1,072,664,362.00	625,039,131.58	0.00	481,662.37	0.00	0.00	481,662.37	547,568,440.03

Deal Distribution Total					10,066,538.57	3,629,497.19	0.00	67,404,152.98	13,696,035.76

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.												Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36252WAT5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36252WAU2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	36252WAV0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	36252WAW8	373.11374346	32.02842249	1.15696351	0.00000000	0.00000000	0.00000000	0.00000000	33.18538600	341.08532097
A-5	36252WAX6	1,000.00000000	0.00000000	3.33166667	0.00000000	0.00000000	0.00000000	0.00000000	3.33166667	1,000.00000000
A-AB	36252WAY4	431.18133390	46.58515372	1.31330652	0.00000000	0.00000000	0.00000000	0.00000000	47.89846024	384.59618019
A-S	36252WBB3	1,000.00000000	0.00000000	3.54833338	0.00000000	0.00000000	0.00000000	0.00000000	3.54833338	1,000.00000000
B	36252WBC1	1,000.00000000	0.00000000	3.77416668	0.00000000	0.00000000	0.00000000	0.00000000	3.77416668	1,000.00000000
C	36252WBE7	1,000.00000000	0.00000000	4.12974082	0.00000000	0.00000000	0.00000000	0.00000000	4.12974082	1,000.00000000
D	36252WAE8	1,000.00000000	0.00000000	10.12611269	(5.99637191)	0.00000000	0.00000000	0.00000000	10.12611269	1,000.00000000
E	36252WAG3	1,000.00000000	0.00000000	18.64968596	(14.93661184)	42.43307107	0.00000000	81.00815499	18.64968596	918.99184501
F	36252WAJ7	1,000.00000000	0.00000000	0.00000000	3.06166687	83.82631861	0.00000000	1,000.00000000	0.00000000	0.00000000
G	36252WAL2	1,000.00000000	0.00000000	0.00000000	3.06166667	106.14461083	0.00000000	1,000.00000000	0.00000000	0.00000000
H	36252WAN8	1,000.00000000	0.00000000	0.00000000	3.06166662	109.84131917	0.00000000	1,000.00000000	0.00000000	0.00000000
R	36252WAQ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36252WAZ1	502.52642494	0.00000000	0.41350443	0.00000000	0.00000000	0.00000000	0.00000000	0.41350443	491.33885866
X-B	36252WBA5	1,000.00000000	0.00000000	0.35557409	0.00000000	0.00000000	0.00000000	0.00000000	0.35557409	1,000.00000000
X-C	36252WAA6	1,000.00000000	0.00000000	0.41666667	0.00000000	0.00000000	0.00000000	0.00000000	0.41666667	918.99184501
X-D	36252WAC2	1,000.00000000	0.00000000	1.06807404	0.00000000	0.00000000	0.00000000	0.00000000	1.06807404	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	01/01/22 - 01/30/22	30	0.00	214,038.25	0.00	214,038.25	0.00	0.00	0.00	214,038.25	0.00
A-5	01/01/22 - 01/30/22	30	0.00	907,602.64	0.00	907,602.64	0.00	0.00	0.00	907,602.64	0.00
A-AB	01/01/22 - 01/30/22	30	0.00	116,749.01	0.00	116,749.01	0.00	0.00	0.00	116,749.01	0.00
X-A	01/01/22 - 01/30/22	30	0.00	372,070.05	0.00	372,070.05	0.00	0.00	0.00	372,070.05	0.00
X-B	01/01/22 - 01/30/22	30	0.00	27,843.94	0.00	27,843.94	0.00	0.00	0.00	27,843.94	0.00
A-S	01/01/22 - 01/30/22	30	0.00	256,892.24	0.00	256,892.24	0.00	0.00	0.00	256,892.24	0.00
B	01/01/22 - 01/30/22	30	0.00	295,543.67	0.00	295,543.67	0.00	0.00	0.00	295,543.67	0.00
C	01/01/22 - 01/30/22	30	0.00	207,457.53	0.00	207,457.53	0.00	0.00	0.00	207,457.53	0.00
X-C	01/01/22 - 01/30/22	30	0.00	12,312.50	0.00	12,312.50	0.00	0.00	0.00	12,312.50	0.00
X-D	01/01/22 - 01/30/22	30	0.00	69,435.88	0.00	69,435.88	0.00	0.00	0.00	69,435.88	0.00
D	01/01/22 - 01/30/22	30	352,928.08	244,067.68	0.00	244,067.68	(354,385.58)	0.00	0.00	598,453.26	0.00
E	01/01/22 - 01/30/22	30	1,689,002.74	109,721.34	0.00	109,721.34	(441,376.88)	0.00	0.00	551,098.22	1,253,897.25
F	01/01/22 - 01/30/22	30	1,308,580.69	49,758.21	0.00	49,758.21	49,758.21	0.00	0.00	0.00	1,362,345.33
G	01/01/22 - 01/30/22	30	1,214,721.33	36,188.90	0.00	36,188.90	36,188.90	0.00	0.00	0.00	1,254,629.30
H	01/01/22 - 01/30/22	30	3,932,226.29	113,092.95	0.00	113,092.95	113,092.95	0.00	0.00	0.00	4,057,358.41
Totals			8,497,459.13	3,032,774.79	0.00	3,032,774.79	(596,722.40)	0.00	0.00	3,629,497.19	7,928,230.29

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	36252WBB3	4.258000%	72,398,000.00	72,398,000.00	0.00	256,892.24	0.00	0.00	256,892.24	72,398,000.00
A-S (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	36252WBC1	4.529000%	78,307,000.00	78,307,000.00	0.00	295,543.67	0.00	0.00	295,543.67	78,307,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	36252WBE7	4.955689%	50,235,000.00	50,235,000.00	0.00	207,457.53	0.00	0.00	207,457.53	50,235,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			200,940,000.03	200,940,000.00	0.00	759,893.44	0.00	0.00	759,893.44	200,940,000.00

Exchangeable Certificate Details
PEZ	36252WBD9	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	13,696,035.76
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,150,420.45	Master Servicing Fee	13,580.99
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	0.00
Interest Adjustments	0.00	Trustee Fee	1,897.13
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	316.19
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	758.85
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	16,553.16
Total Interest Collected	3,150,420.45

Principal		Expenses/Reimbursements
Scheduled Principal	1,254,456.28	Reimbursement for Interest on Advances	(26,441.53)
Unscheduled Principal Collections		ASER Amount	60,413.38
Principal Prepayments	8,812,082.29	Special Servicing Fees (Monthly)	(632,712.44)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,018.19
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	10,066,538.57	Total Expenses/Reimbursements	(596,722.40)

		Interest Reserve Deposit	101,092.49

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,629,497.19
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	10,066,538.57
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	13,696,035.76
Total Funds Collected	13,216,959.02	Total Funds Distributed	13,216,959.01

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	734,374,132.33	734,374,132.33	Beginning Certificate Balance	734,374,131.58
(-) Scheduled Principal Collections	1,254,456.28	1,254,456.28	(-) Principal Distributions	10,066,538.57
(-) Unscheduled Principal Collections	8,812,082.29	8,812,082.29	(-) Realized Losses	67,404,152.98
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	67,404,153.73
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	67,404,153.73	67,404,153.73	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	656,903,440.03	656,903,440.03	Certificate Other Adjustments**	(0.75)
Beginning Actual Collateral Balance	739,237,077.75	739,237,077.75	Ending Certificate Balance	656,903,440.03
Ending Actual Collateral Balance	658,239,392.60	658,239,392.60

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.75)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.75
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.96%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	14	148,114,852.67	22.55%	25	5.0934	NAP	Defeased	14	148,114,852.67	22.55%	25	5.0934	NAP
3,000,000 or less	1	2,349,471.67	0.36%	25	5.1300	2.040000	1.30 or less	13	231,196,103.85	35.19%	24	5.0037	1.072685
3,000,001 to 5,000,000	9	34,239,449.49	5.21%	24	5.2817	2.059491	1.31-1.40	3	44,776,964.76	6.82%	24	5.0297	1.375289
5,000,001 to 10,000,000	14	98,133,499.86	14.94%	25	4.9979	1.547502	1.41-1.50	1	9,557,851.98	1.45%	25	4.9570	1.490000
10,000,001 to 15,000,000	4	51,402,310.74	7.82%	25	4.9392	1.605350	1.51-1.60	5	92,144,702.55	14.03%	25	4.9201	1.546023
15,000,001 to 20,000,000	3	52,526,311.85	8.00%	24	5.1480	1.498598	1.61-1.70	2	8,575,643.25	1.31%	25	4.9496	1.692884
20,000,001 to 25,000,000	3	68,907,275.22	10.49%	26	4.8497	1.393330	1.71-1.80	1	3,963,213.04	0.60%	25	5.1700	1.710000
25,000,001 to 30,000,000	2	51,841,486.01	7.89%	25	4.9384	1.971773	1.81-1.90	2	19,192,884.39	2.92%	25	5.1274	1.837289
30,000,001 to 80,000,000	3	149,388,782.52	22.74%	24	4.9929	1.159428	1.91-2.20	5	38,163,165.16	5.81%	25	5.1155	2.099046
80,000,001 to 100,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.21 or greater	7	61,218,058.38	9.32%	25	4.9721	2.562904
100,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	53	656,903,440.03	100.00%	24	5.0207	1.470851
Totals	53	656,903,440.03	100.00%	24	5.0207	1.470851
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	24	148,114,852.67	22.55%	25	5.0934	NAP
							Defeased	24	148,114,852.67	22.55%	25	5.0934	NAP
California	2	35,557,851.98	5.41%	26	4.7896	2.265075
							Lodging	6	68,302,721.48	10.40%	26	4.9650	0.898105
Colorado	1	4,000,000.00	0.61%	23	4.8900	2.450000
							Mixed Use	3	132,366,887.24	20.15%	23	5.0555	1.278535
Connecticut	1	22,504,658.78	3.43%	25	4.6900	1.530000
							Mobile Home Park	1	3,051,031.01	0.46%	26	5.1300	1.680000
Delaware	1	34,647,021.52	5.27%	25	4.9900	1.530000
							Multi-Family	9	76,383,234.64	11.63%	25	5.0027	1.745546
Florida	2	19,547,026.23	2.98%	24	5.1761	1.591413
							Office	9	61,583,763.54	9.37%	25	5.1370	1.748195
Georgia	4	14,849,198.66	2.26%	24	5.1902	1.350250
							Retail	14	130,562,529.98	19.88%	25	4.9276	1.686241
Indiana	4	11,265,275.12	1.71%	24	5.0717	2.008124
							Self Storage	6	36,538,419.46	5.56%	24	4.8697	1.723817
Louisiana	1	3,757,862.66	0.57%	25	5.2100	1.270000
							Totals	72	656,903,440.03	100.00%	24	5.0207	1.470851
Michigan	5	37,329,632.30	5.68%	25	5.0673	2.246548

Missouri	1	6,213,279.15	0.95%	26	5.2900	1.510000

New York	1	18,326,250.62	2.79%	23	5.4200	1.230000

North Carolina	2	14,911,735.19	2.27%	25	4.9570	1.467080

Ohio	2	88,348,477.95	13.45%	22	5.0020	1.141484

Oklahoma	3	23,924,893.49	3.64%	26	4.8870	1.080000

Oregon	1	3,141,896.49	0.48%	25	5.2500	2.260000

Pennsylvania	2	25,084,146.30	3.82%	25	5.0279	1.529884

South Carolina	1	5,078,661.86	0.77%	25	4.8095	1.260000

Tennessee	5	25,841,486.01	3.93%	24	5.1500	1.390000

Texas	6	71,073,574.80	10.82%	25	4.9960	1.238901

West Virginia	1	22,477,722.95	3.42%	26	4.9700	1.590000

Wisconsin	1	6,302,020.15	0.96%	25	4.8150	1.570000

Wyoming	1	14,605,915.14	2.22%	24	4.7300	1.210000

Totals	72	656,903,440.03	100.00%	24	5.0207	1.470851

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	14	148,114,852.67	22.55%	25	5.0934	NAP	Defeased	14	148,114,852.67	22.55%	25	5.0934	NAP
	4.750% or less	4	72,658,929.72	11.06%	25	4.7147	1.810955	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	12	251,225,254.36	38.24%	24	4.9646	1.300446	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	17	141,598,942.57	21.56%	24	5.0781	1.594812	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.251% to 5.500%	5	38,905,828.34	5.92%	24	5.3854	1.586894	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.501% to 5.750%	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	39	508,788,587.36	77.45%	24	4.9996	1.493431
	5.751% or greater	1	4,399,632.37	0.67%	23	5.7650	3.180000	Totals	53	656,903,440.03	100.00%	24	5.0207	1.470851
	Totals	53	656,903,440.03	100.00%	24	5.0207	1.470851
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	14	148,114,852.67	22.55%	25	5.0934	NAP	Defeased	14	148,114,852.67	22.55%	25	5.0934	NAP
	60 months or less	39	508,788,587.36	77.45%	24	4.9996	1.493431	Interest Only	2	30,000,000.00	4.57%	26	4.7496	2.536667
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	37	478,788,587.36	72.89%	24	5.0153	1.428064
	Totals	53	656,903,440.03	100.00%	24	5.0207	1.470851	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	53	656,903,440.03	100.00%	24	5.0207	1.470851
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	14	148,114,852.67	22.55%	25	5.0934	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	31	399,511,552.94	60.82%	24	5.0019	1.526952
	13 to 24 months	4	28,416,383.09	4.33%	25	5.0484	1.962027
	25 months or greater	3	67,487,283.51	10.27%	26	4.9556	1.034955
	Totals	53	656,903,440.03	100.00%	24	5.0207	1.470851
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
2	10085524	1	MU	Beavercreek	OH	Actual/360	5.000%	342,439.41	140,700.05	0.00	N/A	12/01/23	--	79,534,315.15	79,393,615.10	02/01/22
4	10085526	1	OF	Houston	TX	Actual/360	4.646%	305,380.77	8,919,043.17	0.00	N/A	02/06/24	--	76,323,196.90	0.00	02/01/22
6	10085528	1	LO	Houston	TX	Actual/360	4.980%	151,868.18	66,121.01	0.00	N/A	04/06/24	--	35,414,266.91	35,348,145.90	07/06/20
7	10085529	1	MU	Wilmington	DE	Actual/360	4.990%	149,099.68	51,979.31	0.00	N/A	03/06/24	--	34,699,000.83	34,647,021.52	02/06/22
9	10085531	1	SS	Various	Various	Actual/360	5.220%	117,315.15	47,788.96	0.00	N/A	01/06/24	--	26,099,031.30	26,051,242.34	02/06/22
10	10084814	1	MF	Miami	FL	Actual/360	4.790%	116,601.32	37,996.70	0.00	N/A	04/05/24	--	28,268,890.40	28,230,893.70	02/05/22
11	10085532	1	LO	Various	OK	Actual/360	4.887%	101,034.12	83,689.25	0.00	N/A	04/06/24	--	24,008,582.74	23,924,893.49	01/06/22
12	10086067	1	OF	Various	TN	Actual/360	5.150%	114,780.91	40,836.56	0.00	N/A	02/06/24	--	25,882,322.57	25,841,486.01	02/01/22
14	10085534	1	RT	Fullerton	CA	Actual/360	4.728%	105,854.67	0.00	0.00	N/A	04/06/24	--	26,000,000.00	26,000,000.00	02/06/22
15	10085535	1	RT	Sebring	FL	Actual/360	4.898%	89,191.45	40,268.80	0.00	N/A	03/06/24	--	21,148,986.74	21,108,717.94	02/06/22
16	10084827	1	MF	Morgantown	WV	Actual/360	4.970%	96,342.47	33,660.01	0.00	N/A	04/05/24	--	22,511,382.96	22,477,722.95	02/01/22
17	10085536	1	MF	Canton	GA	Actual/360	5.106%	92,461.47	39,014.17	0.00	N/A	02/06/24	--	21,031,163.73	20,992,149.56	02/01/22
18	10085537	1	SS	Norwalk	CT	Actual/360	4.690%	91,022.08	33,306.78	0.00	N/A	03/06/24	--	22,537,965.56	22,504,658.78	02/06/22
19	10085538	1	OF	Ann Arbor	MI	Actual/360	5.000%	82,169.69	31,904.90	0.00	N/A	03/06/24	--	19,084,572.27	19,052,667.37	02/01/22
20	10085539	1	MU	Bronx	NY	Actual/360	5.420%	85,684.37	32,499.40	0.00	N/A	01/06/24	--	18,358,750.02	18,326,250.62	02/06/22
21	10083606	1	MF	Casper	WY	Actual/360	4.730%	59,608.28	28,866.95	0.00	N/A	02/05/24	--	14,634,782.09	14,605,915.14	02/01/22
22	10085540	1	RT	Orlando	FL	Actual/360	5.005%	65,389.10	24,579.71	0.00	N/A	02/06/24	--	15,171,973.57	15,147,393.86	02/06/22
25	10085543	1	RT	Hermitage	PA	Actual/360	5.048%	58,240.70	24,882.19	0.00	N/A	03/06/24	--	13,398,250.01	13,373,367.82	02/06/22
27	10085545	1	IN	Various	SC	Actual/360	5.256%	51,023.28	31,725.83	0.00	N/A	02/06/24	--	11,272,299.17	11,240,573.34	02/06/22
28	10085546	1	MF	Houston	TX	Actual/360	5.010%	50,623.21	21,930.24	0.00	N/A	03/06/24	--	11,734,179.54	11,712,249.30	02/06/22
29	10085547	1	RT	Dickson City	PA	Actual/360	5.005%	50,566.41	21,945.77	0.00	N/A	03/06/24	--	11,732,724.25	11,710,778.48	02/06/22
30	10085548	1	RT	Mooresville	NC	Actual/360	5.020%	40,648.69	16,249.53	0.00	N/A	03/06/24	--	9,403,372.48	9,387,122.95	02/06/22
31	10085549	1	MF	College Station	TX	Actual/360	4.713%	38,817.04	15,205.71	0.00	N/A	02/06/24	--	9,563,561.51	9,548,355.80	02/06/22
32	10085550	1	RT	Vacaville	CA	Actual/360	4.957%	40,859.55	14,429.81	0.00	N/A	03/06/24	--	9,572,281.79	9,557,851.98	02/06/22
33	10085551	1	RT	Colerain Township	OH	Actual/360	5.020%	38,774.85	15,029.61	0.00	N/A	02/06/24	--	8,969,892.46	8,954,862.85	02/06/22
34	10085552	1	SS	Various	IN	Actual/360	5.050%	35,787.96	15,500.79	0.00	N/A	01/06/24	--	8,229,744.91	8,214,244.12	02/06/22
36	10085554	1	RT	Madison	WI	Actual/360	4.815%	26,180.28	12,186.51	0.00	N/A	03/06/24	--	6,314,206.66	6,302,020.15	02/06/22
37	10085555	1	OF	Livonia	MI	Actual/360	5.200%	28,349.43	11,461.11	0.00	N/A	03/06/24	--	6,331,138.38	6,319,677.27	02/06/22

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
38	10085556	1	RT	Columbia	MD	Actual/360	5.109%	28,742.31	10,387.69	0.00	N/A	02/06/24	--	6,533,849.69	6,523,462.00	02/06/22
39	10085557	1	OF	Olivette	MO	Actual/360	5.290%	28,353.45	11,029.10	0.00	N/A	04/06/24	--	6,224,308.25	6,213,279.15	02/06/22
40	10085558	1	MF	Aberdeen	MD	Actual/360	5.180%	28,426.53	9,924.79	0.00	N/A	03/06/24	--	6,372,868.12	6,362,943.33	02/06/22
41	10085559	1	LO	Brunswick	GA	Actual/360	5.113%	24,950.47	16,226.09	0.00	N/A	02/06/24	--	5,666,876.26	5,650,650.17	02/06/22
42	10085560	1	LO	Orlando	FL	Actual/360	4.935%	23,824.67	16,251.17	0.00	N/A	03/06/24	--	5,606,353.28	5,590,102.11	02/06/22
43	10085561	1	SS	Macon	GA	Actual/360	5.310%	26,657.52	10,450.53	0.00	N/A	02/06/24	--	5,829,967.10	5,819,516.57	02/06/22
44	10085562	1	RT	Lansing	MI	Actual/360	5.048%	24,582.11	10,502.23	0.00	N/A	03/06/24	--	5,655,105.18	5,644,602.95	02/06/22
45	10085563	1	RT	Richmond	TX	Actual/360	4.890%	24,957.99	9,049.15	0.00	N/A	03/06/24	--	5,927,090.95	5,918,041.80	02/06/22
46	10085564	1	MH	Lexington	KY	Actual/360	5.430%	26,277.08	9,780.83	0.00	N/A	03/06/24	--	5,619,764.20	5,609,983.37	02/06/22
47	10085565	1	RT	Fayetteville	NC	Actual/360	4.850%	23,117.29	10,622.01	0.00	N/A	03/06/24	--	5,535,234.25	5,524,612.24	02/01/22
48	10085566	1	RT	Simpsonville	SC	Actual/360	4.809%	21,068.45	8,476.29	0.00	N/A	03/06/24	--	5,087,138.15	5,078,661.86	02/06/22
49	10085567	1	MH	Lakeland	FL	Actual/360	5.530%	21,270.63	7,640.26	0.00	N/A	03/06/24	--	4,466,794.27	4,459,154.01	02/06/22
50	10085568	1	MF	Austin	TX	Actual/360	5.500%	20,827.95	7,561.50	0.00	N/A	03/06/24	--	4,397,689.76	4,390,128.26	02/06/22
51	10085569	1	MF	Lakeland	FL	Actual/360	5.765%	21,877.60	7,348.70	0.00	N/A	01/06/24	--	4,406,981.07	4,399,632.37	02/06/22
52	10085570	1	OF	Edinburg	TX	Actual/360	5.360%	19,219.12	7,335.11	0.00	N/A	03/06/24	--	4,163,988.85	4,156,653.74	02/06/22
53	10085571	1	RT	Royal Oak	MI	Actual/360	5.170%	17,676.17	7,224.12	0.00	N/A	03/06/24	--	3,970,437.16	3,963,213.04	02/01/22
54	10085572	1	MF	Bossier City	LA	Actual/360	5.210%	16,889.76	6,803.55	0.00	N/A	03/06/24	--	3,764,666.21	3,757,862.66	02/06/22
55	10085573	1	LO	Columbus	GA	Actual/360	5.113%	14,920.13	9,703.04	0.00	N/A	02/06/24	--	3,388,734.96	3,379,031.92	02/06/22
56	10085574	1	RT	Colorado Springs	CO	Actual/360	4.890%	16,843.33	0.00	0.00	N/A	01/06/24	--	4,000,000.00	4,000,000.00	02/06/22
57	10085575	1	MF	Baltimore	MD	Actual/360	5.130%	15,670.98	5,576.01	0.00	N/A	03/06/24	--	3,547,475.98	3,541,899.97	02/06/22
58	10085576	1	SS	Spring Hill	FL	Actual/360	5.320%	15,052.98	5,880.16	0.00	N/A	02/06/24	--	3,285,879.79	3,279,999.63	02/06/22
59	10085577	1	MH	Palmetto	FL	Actual/360	5.525%	15,470.88	5,566.92	0.00	N/A	03/06/24	--	3,251,797.66	3,246,230.74	02/06/22
60	10085578	1	MF	Portland	OR	Actual/360	5.250%	14,229.53	5,649.80	0.00	N/A	03/06/24	--	3,147,546.29	3,141,896.49	02/06/22
61	10085579	1	MH	Warsaw	IN	Actual/360	5.130%	13,502.51	5,565.30	0.00	N/A	04/06/24	--	3,056,596.31	3,051,031.01	02/06/22
62	10085580	1	MF	Farmington Hills	MI	Actual/360	5.130%	10,397.84	4,311.62	0.00	N/A	03/06/24	--	2,353,783.29	2,349,471.67	02/01/22
63	10085581	1	MH	Sartell	MN	Actual/360	5.860%	9,498.65	4,869.77	0.00	N/A	03/06/24	--	1,882,370.40	1,877,500.63	02/06/22
Totals								3,150,420.45	10,066,538.57	0.00				734,374,132.33	656,903,440.03
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse			MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail			SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office			MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	1	12,001,273.95	12,957,370.99	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1	0.00	3,678,441.85	01/01/18	09/30/18	02/07/22	0.00	6,473,451.76	0.00	0.00	0.00	0.00
6	1	0.00	0.00	--	--	06/07/21	14,144,652.10	840,221.17	156,822.57	3,289,188.53	0.00	0.00
7	1	3,348,014.51	2,886,431.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11	1	0.00	2,521,215.98	07/01/18	06/30/19	02/07/22	0.00	0.00	184,516.63	184,516.63	0.00	0.00
12	1	2,805,191.00	2,839,553.00	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1	3,080,162.90	2,521,392.67	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	1	1,893,284.94	650,760.54	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	1	2,174,835.90	1,157,347.19	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1	3,064,920.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1	1,964,667.39	1,344,005.96	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1	1,258,500.46	1,317,734.62	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1	1,264,655.10	940,585.09	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1	1,741,071.33	2,067,160.93	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	1	2,438,547.42	1,654,081.73	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1	1,291,547.65	872,741.97	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1	1,061,879.90	729,377.28	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1	942,720.10	737,144.92	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1	1,006,192.66	767,111.76	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	53,431.69	0.00
33	1	696,770.11	412,207.93	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1	830,472.57	614,634.40	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	27,642.39	0.00
37	1	1,035,955.74	870,097.72	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
38	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	1	895,435.35	421,162.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	1	209,144.66	517,310.71	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	1	678,952.36	645,122.87	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1	1,357,733.08	1,165,965.57	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1	288,809.17	199,077.55	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	1	740,466.79	388,211.91	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1	483,698.00	475,686.01	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	1	794,327.86	598,210.32	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	1	1,006,281.39	870,431.49	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	8,386.57	0.00
52	1	877,817.32	578,782.44	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	1	529,504.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	1	374,062.39	303,438.47	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	1	189,297.82	432,532.70	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	1	635,776.69	261,498.59	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.01	0.00
57	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
60	1	553,078.77	419,410.48	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
61	1	391,302.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	1	378,676.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
63	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals		54,285,030.35	48,816,238.74				14,144,652.10	7,313,672.93	341,339.20	3,473,705.16	89,460.66	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

			Principal Prepayment Detail
				Unscheduled Principal	Prepayment Penalties
		Loan
Pros ID	Loan Number	Group	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
4	10085526	1	8,812,082.29	Disposition	0.00	0.00
Totals			8,812,082.29		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.						Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/11/22	0	0.00	0	0.00	1	35,348,145.90	0	0.00	2	35,348,145.90	0	0.00	0	0.00	1	8,812,082.29	5.020736%	4.994389%	24
01/12/22	0	0.00	0	0.00	2	111,737,463.81	0	0.00	2	111,737,463.81	0	0.00	0	0.00	0	0.00	4.981865%	4.955689%	25
12/10/21	0	0.00	0	0.00	2	111,909,837.10	0	0.00	2	111,909,837.10	0	0.00	0	0.00	0	0.00	4.981911%	4.955733%	26
11/15/21	0	0.00	0	0.00	3	136,104,824.60	0	0.00	2	112,096,241.86	0	0.00	0	0.00	0	0.00	4.981959%	4.955779%	27
10/13/21	0	0.00	1	24,008,582.74	2	112,267,146.53	0	0.00	2	112,267,146.53	0	0.00	0	0.00	0	0.00	4.982004%	4.955822%	28
09/13/21	1	24,008,582.74	0	0.00	2	112,452,135.67	0	0.00	2	112,452,135.67	1	24,008,582.74	0	0.00	0	0.00	4.982052%	4.955868%	29
08/12/21	1	23,941,989.52	0	0.00	2	112,621,583.53	0	0.00	2	112,621,583.53	0	0.00	0	0.00	0	0.00	4.982104%	4.955918%	30
07/12/21	0	0.00	0	0.00	2	112,790,337.69	0	0.00	2	112,790,337.69	0	0.00	0	0.00	0	0.00	4.982140%	4.955952%	31
06/11/21	0	0.00	0	0.00	2	112,973,253.95	0	0.00	2	112,973,253.95	0	0.00	0	0.00	0	0.00	4.982177%	4.955989%	32
05/12/21	1	24,144,174.43	0	0.00	2	113,140,568.61	0	0.00	2	113,140,568.61	0	0.00	0	0.00	0	0.00	4.982212%	4.956023%	33
04/12/21	1	24,213,193.54	0	0.00	2	113,322,097.34	0	0.00	2	113,322,097.34	1	80,817,554.43	0	0.00	1	19,264,646.59	4.982248%	4.956059%	34
03/12/21	2	105,230,800.16	0	0.00	2	113,487,984.09	0	0.00	1	77,408,496.10	0	0.00	0	0.00	0	0.00	4.983736%	4.957835%	34
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
6	10085528	07/06/20	18	3	156,822.57	3,289,188.53	6,116,852.00	36,600,409.20	05/11/20	7			02/04/21
11	10085532	01/06/22	0	B	184,516.63	184,516.63	0.00	24,008,582.74
Totals					341,339.20	3,473,705.16	6,116,852.00	60,608,991.94
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		271,368,381	271,368,381	0		0
25 - 36 Months		385,535,059	350,186,913	0		35,348,146
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-22	656,903,440	621,555,294	0	0	0	35,348,146
Jan-22	734,374,132	622,636,669	0	0	0	111,737,464
Dec-21	735,539,869	623,630,032	0	0	0	111,909,837
Nov-21	736,794,938	600,690,113	0	0	24,008,583	112,096,242
Oct-21	737,950,275	601,674,546	0	24,008,583	0	112,267,147
Sep-21	739,195,321	602,734,603	24,008,583	0	35,685,710	76,766,426
Aug-21	740,273,753	603,710,180	23,941,990	0	35,750,390	76,871,194
Jul-21	741,480,452	628,690,114	0	0	35,814,793	76,975,545
Jun-21	742,780,389	629,807,135	0	0	35,883,864	77,089,390
May-21	743,976,334	606,691,591	24,144,174	0	35,947,698	77,192,871
Apr-21	745,265,907	607,730,616	24,213,194	0	36,016,220	77,305,878
Mar-21	765,740,188	527,732,405	105,230,800	0	55,368,487	77,408,496
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	10085526	0.00	-	25,175,000.00	12/22/20	3,265,187.35	1.15000	09/30/18	02/06/24	265
6	10085528	35,348,145.90	36,600,409.20	27,600,000.00	04/20/21	1,948,850.90	0.75000	12/31/19	04/06/24	265
Totals		35,348,145.90	36,600,409.20	52,775,000.00		5,214,038.25

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
4	10085526	OF	TX	10/18/18	7
Special Servicer comments are not available for this cycle.

6	10085528	LO	TX	05/11/20	7
Special Servicer comments are not available for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
		Loan				Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group				Code¹	Date	Date	Date
2	10085524	1 0.00	5.00000%	0.00	5.00000%	8	08/25/20	08/25/20	08/25/20
11	10085532	1 0.00	4.88700%	0.00	4.88700%	9	08/06/21	08/06/21	08/19/21
11	10085532	1 0.00	4.88700%	0.00	4.88700%	9	08/19/21	08/06/21	08/19/21
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
4	10085526 02/11/22	76,323,196.90	25,175,000.00	21,000,000.00	11,676,187.50	20,595,230.67	8,919,043.17	67,404,153.73	0.00	0.00	67,404,153.73	84.25%
5	10085527 12/11/20	46,820,305.96	64,500,000.00	681,714.36	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		76,323,196.90	25,175,000.00	21,000,000.00	11,676,187.50	20,595,230.67	8,919,043.17	67,404,153.73	0.00	0.00	67,404,153.73
Cumulative Totals		123,143,502.86	89,675,000.00	21,681,714.36	11,676,187.50	20,595,230.67	8,919,043.17	67,404,153.73	0.00	0.00	67,404,153.73

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
4	10085526	02/11/22	0.00	0.00	67,404,153.73	0.00	0.00	67,404,153.73	0.00	0.00	67,404,153.73
5	10085527	12/28/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	67,404,153.73	0.00	0.00	67,404,153.73	0.00	0.00	67,404,153.73
Cumulative Totals			0.00	0.00	67,404,153.73	0.00	0.00	67,404,153.73	0.00	0.00	67,404,153.73

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	(640,336.34)	0.00	0.00	0.00	0.00	0.00	(26,631.51)	0.00	0.00	0.00
6	0.00	0.00	7,623.90	0.00	0.00	60,413.38	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	0.00	0.00	2,018.19	0.00	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	189.98	0.00	0.00	0.00
Total	0.00	0.00	(632,712.44)	0.00	2,018.19	60,413.38	0.00	0.00	(26,441.53)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(596,722.40)

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Supplemental Notes
None

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